Share-Based Payments	6 Months Ended
Jun. 30, 2018
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Share-Based Payments
17.	SHARE-BASED PAYMENTS[1]

Different share and share option programs allow company senior management and members of the board of directors to receive or acquire shares of AB InBev or Ambev. For all option plans, the fair value of share-based payment compensation is estimated at grant date, using a binomial Hull model, modified to reflect the IFRS 2 Share-based Payment requirement that assumptions about forfeiture before the end of the vesting period cannot impact the fair value of the option. All the company share-based payment plans are equity-settled.

Share-based payment transactions resulted in a total expense of 173m US dollar for the six-month period ended 30 June 2018, as compared to 164m US dollar for the six-month period ended 30 June 2017.

AB INBEV SHARE-BASED COMPENSATION PROGRAMS

Share-Based Compensation Plan

During 2018, AB InBev issued 1.5m of matching restricted stock units in relation to bonus granted to company employees and management. These matching restricted stock units are valued at the share price at the day of grant representing a fair value of approximately 161m US dollar and cliff vest after five years.

LTI Stock Option Plan for Directors

During 2018, AB InBev granted 0.2m stock options to members of the board of directors, representing a fair value of approximately 4m US dollar.

LTI Stock Option Plan for Executives

As from 1 July 2009, senior employees are eligible for an annual long-term incentive to be paid out in LTI stock options (or, in future, similar share-based instruments), depending on management’s assessment of the employee’s performance and future potential.

During 2018 AB InBev issued 1.3m LTI stock options with an estimated fair value of 25m US dollar.

Performance related incentive plan for Disruptive Growth Function

In 2016 the company implemented a new performance related incentive plan which substitutes the long-term incentive stock option plan for executives of the Disruptive Growth Function. This function was created in 2015 to accelerate new business development opportunities, focusing on initiatives in e-commerce, mobile, craft and branded experiences such as brew pubs.

During 2018, approximately 0.1m performance units were granted to senior management of the Disruptive Growth Function. The value of the performance units will depend on the return of the Disruptive Growth business area. Out of these, 0.1m performance units were granted to a member of the Executive Board of Management.

The units vest after 5 years provided a performance test is met. Specific forfeiture rules apply in case the executive leaves the company.

Other Grants

AB InBev has in place three specific long-term incentive programs.

One program allows for the offer of restricted stock units to certain employees in certain specific circumstances, whereby grants are made at the discretion of the CEO, e.g. to compensate for assignments of expatriates in countries with difficult living conditions. The restricted stock units vest after five years and in case of termination of service before the vesting date, special forfeiture rules apply. In 2018, 0.1m restricted stock units with an estimated fair value of 6m US dollar were granted under this program to a selected number of employees.

A second program allows for the exceptional offer of restricted stock units to certain employees at the discretion of the Remuneration Committee of AB InBev as a long-term retention incentive for key employees of the company. Employees eligible to receive a grant under this program receive two series of restricted stock units, the first half of the restricted stock units vesting after five years, the second half after ten years. In case of termination of service before the vesting date, special forfeiture rules apply. As of 2017, instead of restricted stock units, stock options may be granted under the program with similar vesting and forfeiture rules. Each option gives the grantee the right to purchase one existing AB InBev share. During 2018, approximately 1.7m stock options were granted with an estimated fair value of 30m US dollar.

[1]	Amounts have been converted to US dollar at the average rate of the period, unless otherwise indicated.

A third program allows certain employees to purchase company shares at a discount aimed as a long-term retention incentive for (i) high-potential employees of the company, who are at a mid-manager level (“People bet share purchase program”) or (ii) for newly hired employees. The voluntary investment in company shares leads to the grant of an amount of matching restricted stock units or stock options which vest after 5 years. In case of termination before the vesting date, special forfeiture rules apply. In 2018, employees purchased 0.1m shares under this program for the equivalent of 1m US dollar.

In order to maintain consistency of benefits granted to executives and to encourage international mobility of executives, an options exchange program can be executed whereby unvested options are exchanged against restricted shares that remain locked-up until 5 years after the end of the initial vesting period. In 2018, no options were exchanged against ordinary blocked shares. The shares that result from the exercise of the options must in principle remain locked-up until 31 December 2023. Furthermore, certain options granted have been modified whereby the dividend protected feature of these options have been cancelled and compensated by the issuance of new additional options. In 2018, no new options were issued.

The Board has also approved the early release of vesting conditions of unvested stock options or restricted stock units which are vesting within 6 months of the executives’ relocation. The shares that result from the early exercise of the options or the early vesting of the restricted stock units must remain blocked until the end of the initial vesting period. In 2018, the vesting of 0.2m stock options and restricted stock units was accelerated under this program for other members of the senior management. Out of these, the vesting of 0.2m stock options and restricted stock units was accelerated for a member of the Executive Board of Management.

AMBEV SHARE-BASED COMPENSATION PROGRAMS

Since 2005, Ambev has had a plan which is substantially similar to the Share-based compensation plan under which bonuses granted to company employees and management are partially settled in shares. Under the Share-based compensation plan, Ambev issued 0.1m deferred stock units in 2018 with an estimated fair value of 0.3m US dollar.

Since 2018, Ambev has had a plan which is substantially similar to the Share-based compensation plan under which bonuses granted to company employees and management are partially settled in shares. Under the Share-based compensation plan, Ambev issued 3.4m restricted stock units in 2018 with an estimated fair value of 22m US dollar.

As from 2010, senior employees are eligible for an annual long-term incentive to be paid out in Ambev LTI stock options (or, in future, similar share-based instruments), depending on management’s assessment of the employee’s performance and future potential. In 2018, Ambev granted 3.9m LTI stock options with an estimated fair value of 8m US dollar.

Additionally, as a means of creating a long term incentive (wealth incentive) for certain senior employees and members of management considered as having “high potential”, share appreciation rights in the form of phantom stocks have been granted to those employees, pursuant to which the beneficiary shall receive two separate lots – Lot A and Lot B – subject to lockup periods of five and ten years, respectively.